Right of use assets, net and lease liability	12 Months Ended
Dec. 31, 2021
Right of use assets, net and lease liability
Right of use assets, net and lease liability

18.         Right of use assets, net and lease liability

As lessee

Lease contracts entered into by the Company are as follows:

In October 2008, the Company acquired the shares of Consorcio Grupo Hotelero T2, S.A. de C.V. As a result of this acquisition, the Company assumed the commitments established in the lease agreement signed with the Mexico City International Airport for a period of 20 years, to construct, prepare and operate a hotel, and manage commercial areas at Terminal 2 of the Mexico City International Airport, establishing a minimum guaranteed income (“MGI”) of Ps.32,406 annually as rent, or a royalty of the 18% of the hotel’s revenue, whichever is greater. The MGI will be adjusted on an annual basis using the NCPI.

a.	The following is a summary of the right-of-use assets and the lease liability

Cost	Buildings		Other		Total
Balance as of January 1, 2020	Ps.	224,074	Ps.	23,983	Ps.	248
Additions		9,771		769		11
Decreases		(1,055)		(1,475)		(2,530)
Balance as of December 31, 2020		232,790		23,277		256,067
Additions		41,771		24,754		66,525
Decreases		(29,653)		(6,196)		(35,849)
Balance as of December 31, 2021	Ps.	244,908	Ps.	41,835	Ps.	286,743
Depreciation
Balance as of January 1, 2021	Ps.	(62,266)	Ps.	(15,554)	Ps.	(77,820)
Depreciation of the year		(32,339)		(8,936)		(41,275)
Decreases		27,555		1,928		29,483
Balance as of December 31,2021	Ps.	(67,050)	Ps.	(22,562)	Ps.	(89,612)

b.	Amounts recognized in consolidated statement of profit or loss statement:

	2021		2020
Depreciation expense of right of use assets	Ps.	41,275	41,348
Interest expense on lease liabilities		24,402	22,431

c.	The following is a summary of the lease liability:

	2021		2020
Maturity analysis:
Less than one year	Ps.	41,107	26,553
Greater than 1 year and less than 3 years		83,359	55,134
Greater than 3 years		47,666	113,076
Total	Ps.	172,132	194,763

The Company does not face a significant liquidity risk with respect to its lease liabilities. Lease liabilities are monitored through the Company's treasury department.

d.	As of December 31, 2021, and 2020, the total cash outflow for leases amounted to Ps.54,589 and Ps.57,325 (excluding items disbursed in excess of the IMG as variable participation), respectively.

As lessor

Revenues from operating leases

Mainly related to leases entered into by the Company, which are based on monthly rental payments that generally increase each year based on the NCPI, and/or the greater of a guaranteed minimum monthly rent plus a percentage of monthly income of the tenant. As of December 31, 2021, 2020 and 2019, the committed future rents to be received are as follows:

	Year ended December 31,
	2021		2020		2019
Duration:
Less than 1 year	Ps.	428,592	Ps.	444,523	Ps.	546,671
Greater than 1 year and less than 5 years		477,409		753,230		843,404
Greater than 5 years		120,726		118,256		161,109
Total	Ps.	1,026,727	Ps.	1,316,009	Ps.	1,551,184

Minimum lease payments in the table above do not include contingent rentals, such as increases by NCPI or increases by a percentage of the monthly income of the lessee. Contingent rental income recorded for the years ended December 31, 2021, 2020, and 2019 were Ps.197,439, Ps.136,181 and Ps.229,727, respectively.

As a result of the impact generated by the COVID-19 pandemic, the Company granted certain discounts to commercial tenants during the second half of the year 2020, which were subject to certain conditions. These discounts were granted based on the decrease in passenger traffic at the Issuer's airports during the period.

Accrued operating lease income is detailed in note 26.